Offerings	Mar. 10, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Rights to receive one-fourth (1/4) of one Class A ordinary share, par value $0.0001 per share, included as part of the Units
Amount Registered | shares	11,500,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended.

Includes 1,500,000 units, consisting of 1,500,000 Class A ordinary shares and 1,500,000 rights, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.

Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions.

No fee pursuant to Rule 457(g).
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value $0.0001 per share, underlying Rights included as part of the Units
Amount Registered | shares	2,875,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 28,750,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,970.37
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended.

Includes 1,500,000 units, consisting of 1,500,000 Class A ordinary shares and 1,500,000 rights, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.

Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions.

Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Units, each consisting of one Class A ordinary share, par value $0.0001 per share, and one Right to receive one-fourth (1/4) of one Class A ordinary share
Amount Registered | shares	11,500,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 115,000,000.00
Amount of Registration Fee	$ 15,881.50
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended.

Includes 1,500,000 units, consisting of 1,500,000 Class A ordinary shares and 1,500,000 rights, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.

Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions.

The amount of total fees previously paid set forth herein consists of: (i) $15,881.50 of fees previously paid for an aggregate of 11,500,000 units, (ii) $794.08 of fees previously paid for an aggregate of 575,000 representative shares and (iii) $13,697.79 of fees previously paid for an aggregate of 8,625,000 Class A ordinary shares underlying redeemable warrants included as part of the units that were being registered in prior filings of this registration statement on Form S-1, including the prior amendment thereof, that are now no longer included as part of the units being registered in this filing. As a result, a fee of $0 is being paid in connection with this filing after an aggregate amount of $30,373.37 of fees previously paid is applied to this filing's registration fee.

Offering: 4
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value $0.0001 per share, included as part of the Units
Amount Registered | shares	11,500,000
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended.

Includes 1,500,000 units, consisting of 1,500,000 Class A ordinary shares and 1,500,000 rights, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.

Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions.

No fee pursuant to Rule 457(g).

The amount of total fees previously paid set forth herein consists of: (i) $15,881.50 of fees previously paid for an aggregate of 11,500,000 units, (ii) $794.08 of fees previously paid for an aggregate of 575,000 representative shares and (iii) $13,697.79 of fees previously paid for an aggregate of 8,625,000 Class A ordinary shares underlying redeemable warrants included as part of the units that were being registered in prior filings of this registration statement on Form S-1, including the prior amendment thereof, that are now no longer included as part of the units being registered in this filing. As a result, a fee of $0 is being paid in connection with this filing after an aggregate amount of $30,373.37 of fees previously paid is applied to this filing's registration fee. .
Offering: 5
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Representative shares
Amount Registered | shares	575,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 5,750,000.00
Amount of Registration Fee	$ 794.08
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended.

Includes 1,500,000 units, consisting of 1,500,000 Class A ordinary shares and 1,500,000 rights, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.

Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions.

The amount of total fees previously paid set forth herein consists of: (i) $15,881.50 of fees previously paid for an aggregate of 11,500,000 units, (ii) $794.08 of fees previously paid for an aggregate of 575,000 representative shares and (iii) $13,697.79 of fees previously paid for an aggregate of 8,625,000 Class A ordinary shares underlying redeemable warrants included as part of the units that were being registered in prior filings of this registration statement on Form S-1, including the prior amendment thereof, that are now no longer included as part of the units being registered in this filing. As a result, a fee of $0 is being paid in connection with this filing after an aggregate amount of $30,373.37 of fees previously paid is applied to this filing's registration fee.